Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Term deposit liabilities	$ 643,522	$ 563,619
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	586,000	521,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	182,373	159,602
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	69,868	61,996
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	151,079	156,531
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	76,232	49,225
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	49,965	42,809
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	36,774	27,609
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	36,506	33,835
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 40,725	$ 32,012